BlackRock Value Opportunities V.I. Fund
Fund Overview Key Facts About BlackRock Value Opportunities V.I. Fund
Investment Objective
The investment objective of BlackRock Value Opportunities V.I. Fund (the “Fund”) is to seek long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.
Shareholder Fees (fees paid directly from your investment) The Fund is not subject to any shareholder fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BlackRock Value Opportunities V.I. Fund		Class I Shares	Class II Shares	Class III Shares
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.15%	0.25%
Other Expenses		0.25%	0.24%	0.32%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.01%	1.15%	1.33%
Fee Waivers and/or Expense Reimbursements	[2]	(0.10%)	(0.06%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	0.91%	1.09%	1.11%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include Acquired Fund Fees and Expenses.
[2]	As described in the "Management of the Funds" section of the Fund's prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% (for Class I Shares), 1.40% (for Class II Shares), and 1.50% (for Class III Shares) of average daily net assets until May 1, 2015. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% (for Class I Shares), 0.09% (for Class II Shares), and 0.01% (for Class III Shares) of average daily net assets until May 1, 2015. Each of these contractual agreements may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example BlackRock Value Opportunities V.I. Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	93	312	548	1,227
Class II Shares	111	359	627	1,392
Class III Shares	113	400	708	1,582

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests primarily in common stock of small cap companies and emerging growth companies that Fund management believes have special investment value. The Fund tries to choose investments that will increase in value. This means Fund management will look for companies that have long-term potential to grow in size or to become more profitable, or that the stock market may value more highly in the future. Fund management seeks to invest in small companies that are trading at the low end of their historical price-book value or enterprise values-sales ratio, and that have particular qualities that affect the outlook for that company, including an attractive market niche. Fund management also seeks to invest in emerging growth companies that occupy dominant positions in developing industries, have strong management and demonstrate successful product development and marketing capabilities.

Equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock and index securities that are based on a group of common stocks. The Fund may invest in derivative instruments, such as options and futures, the values of which are based on a common stock or group of common stocks. The Fund may also use derivatives to hedge its investment portfolio against market and currency risks. The derivatives that the Fund may use include, but are not limited to, futures, forwards, options, and indexed securities.

The Fund invests primarily in U.S. companies that do most of their business in the United States, but may invest up to 30% of its assets in foreign companies.

Small cap market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® or the S&P SmallCap 600® at the time of the Fund’s investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered small market capitalization companies. As of March 31, 2014, the Russell 2000® included companies with capitalizations up to $6.4 billion and the S&P SmallCap 600® included companies with capitalizations up to $4.4 billion. Market capitalization is the number of shares of a company’s stock, multiplied by the price per share of that stock. Market capitalization is a measure of a company’s size. The market capitalizations of companies in each index change with market conditions and the composition of the index. Emerging growth companies are companies of any market capitalization without a long or consistent history of earnings but that Fund management believes have the potential for earnings growth over an extended period of time.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. The U.S. Government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional US or other regulations may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.

  Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Fund’s investments.

  Investment Style Risk — Because different kinds of stocks go in and out of favor depending on market conditions, the Fund’s performance may be better or worse than other funds with different investment styles (e.g., growth vs. value, large cap vs. small cap).

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Performance Information
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P SmallCap 600 Value Index. As with all such investments, past performance is not an indication of future results. Separate account fees and expenses are not reflected in the bar chart. If they were, returns would be less than those shown. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.
Class I Shares ANNUAL TOTAL RETURNS BlackRock Value Opportunities V.I. Fund As of 12/31
[1]	A portion of the Fund's total return during the fiscal year ended December 31, 2010 was attributable to proceeds received from a settlement litigation.

During the ten-year period shown in the bar chart, the highest return for a quarter was 22.10% (quarter ended June 30, 2009) and the lowest return for a quarter was –31.02% (quarter ended December 31, 2008). The year to date return as of March 31, 2014 was 2.73%.
As of 12/31/13 Average Annual Total Returns
Average Annual Total Returns BlackRock Value Opportunities V.I. Fund	1 Year	5 Years		10 Years
Class I Shares	42.40%	21.11%	[1]	8.29%	[1]
Class II Shares	42.20%	20.92%	[1]	8.12%	[1]
Class III Shares	42.08%	20.83%	[1]	8.00%	[1]
S&P SmallCap 600 Value Index (Reflects no deduction for fees, expenses or taxes)	39.98%	20.12%	[1]	10.07%	[1]
[1]	A portion of the Fund's total return during the fiscal year ended December 31, 2010 was attributable to proceeds received from a settlement litigation.